AST BOND PORTFOLIO 2024
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 93.2%
Asset-Backed Securities — 12.1%
Collateralized Loan Obligations — 10.5%
Telos CLO Ltd. (Cayman Islands),
Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.434%(c)	07/17/26	8	$7,637
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)
1.416%(c)	04/15/30	244	244,333
			251,970
Equipment — 1.2%
MMAF Equipment Finance LLC,
Series 2017-AA, Class A4, 144A
2.410%	08/16/24	16	16,485
Series 2019-B, Class A2, 144A
2.070%	10/12/22	12	11,680
			28,165
Student Loan — 0.4%
SoFi Professional Loan Program Trust,
Series 2020-A, Class A1FX, 144A
2.060%	05/15/46	9	9,178

Total Asset-Backed Securities (cost $289,232)			289,313
Commercial Mortgage-Backed Securities — 16.4%
BANK,
Series 2017-BNK07, Class A1
1.984%	09/15/60	7	7,112
CD Mortgage Trust,
Series 2017-CD05, Class A1
2.028%	08/15/50	83	83,489
Citigroup Commercial Mortgage Trust,
Series 2015-P01, Class A4
3.462%	09/15/48	100	106,733
Series 2016-C02, Class A1
1.499%	08/10/49	26	25,599
GS Mortgage Securities Trust,
Series 2015-GC32, Class A3
3.498%	07/10/48	100	106,749
Series 2017-GS07, Class A1
1.950%	08/10/50	64	64,179

Total Commercial Mortgage-Backed Securities (cost $377,976)			393,861
Corporate Bonds — 39.4%
Auto Manufacturers — 3.2%
General Motors Financial Co., Inc.,
Gtd. Notes
3.250%	01/05/23	75	77,344
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks — 7.9%
Bank of America Corp.,
Sub. Notes, MTN
4.000%	01/22/25	65	$70,695
Citigroup, Inc.,
Sub. Notes
3.875%	03/26/25	45	48,899
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.509%(ff)	01/23/29	65	70,751
			190,345
Chemicals — 3.1%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
5.125%	04/01/25	65	73,828
Electric — 3.4%
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
4.050%	04/15/25	75	82,472
Healthcare-Products — 1.8%
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
4.133%	03/25/25	40	44,031
Healthcare-Services — 3.5%
Humana, Inc.,
Sr. Unsec’d. Notes
4.500%	04/01/25	75	83,151
Insurance — 2.2%
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29	46	53,468
Media — 2.0%
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24	44	46,600
Oil & Gas — 2.1%
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
4.250%	04/15/27	45	50,024
Pharmaceuticals — 7.9%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.450%	03/15/22	50	50,449
Cigna Corp.,
Gtd. Notes
4.500%	02/25/26	65	73,248
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	60	64,790
			188,487
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AST BOND PORTFOLIO 2024 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) — 2.3%
Digital Realty Trust LP,
Gtd. Notes
3.700%	08/15/27	50	$55,538

Total Corporate Bonds (cost $865,324)			945,288
Sovereign Bond — 9.1%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27	200	216,970
(cost $199,233)
U.S. Treasury Obligations — 16.2%
U.S. Treasury Bonds
2.250%	05/15/41	20	20,803
3.625%	02/15/44(k)	285	366,759

Total U.S. Treasury Obligations (cost $427,226)			387,562

Total Long-Term Investments (cost $2,158,991)			2,232,994

	Shares
Short-Term Investment — 0.0%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $7)(wb)	7	7

TOTAL INVESTMENTS—93.2% (cost $2,158,998)		2,233,001

Other assets in excess of liabilities(z) — 6.8%		162,970

Net Assets — 100.0%		$2,395,971

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CLO	Collateralized Loan Obligation
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium Term Note
REITs	Real Estate Investment Trust

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2021.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(wb)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
6	2 Year U.S. Treasury Notes	Dec. 2021	$1,320,328	$(757)
7	5 Year U.S. Treasury Notes	Dec. 2021	859,195	(4,728)
2	10 Year U.S. Ultra Treasury Notes	Dec. 2021	290,500	(6,643)
				(12,128)
Short Positions:
6	10 Year U.S. Treasury Notes	Dec. 2021	789,656	11,041
2	20 Year U.S. Treasury Bonds	Dec. 2021	318,438	8,536
1	30 Year U.S. Ultra Treasury Bonds	Dec. 2021	191,063	6,975
				26,552
				$14,424
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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